CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred stock, shares outstanding		68,228,526
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	5,000,000,000	5,000,000,000
Common shares, shares issued	694,134,038	474,621,603
Common shares, shares outstanding	676,826,794	474,621,603
Series Pre-A Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	40,885,006	40,885,006
Redeemable Convertible Preferred stock, shares issued		40,885,006
Redeemable Convertible Preferred stock, shares outstanding		40,885,006
Redeemable Convertible Preferred stock, redemption value		$ 184,509
Redeemable Convertible Preferred stock, liquidation preference value		$ 184,509
Series A Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred stock, shares authorized	27,343,520	27,343,520
Redeemable Convertible Preferred stock, shares issued		27,343,520
Redeemable Convertible Preferred stock, shares outstanding		27,343,520
Redeemable Convertible Preferred stock, redemption value		$ 199,021
Redeemable Convertible Preferred stock, liquidation preference value		$ 200,971